Other Current Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities [Abstract]
Deferred revenue (Note 23)	$ 65,704	$ 102,645
Decommissioning liabilities (Note 23)	826	1,068
Uncertain tax positions	1,315	1,315
Income taxes payable	118	4,231
Lease liabilities (Note 23)	1,866
Other	2,486	4,030
Other current liabilities	$ 72,315	$ 113,289